LEASES - Information on total cash outflow from all leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Principal paid	€ (1,513)	€ (1,543)	€ (715)
Interest paid	(585)	(641)	(103)
Short term and low value leases	(364)	(411)	(391)
Total amount paid	€ (2,462)	€ (2,596)	€ (1,209)